Approval Of Issuance Of The Financial Statements	12 Months Ended
Dec. 31, 2017
Authorisation Of Financial Statements Abstract
Disclosure Of Authorisation Of Financial Statements Explanatory

45. Approval of Issuance of the Financial Statements

The issuance of the Group’s consolidated financial statements as of and for the year ended December 31, 2017, was approved by the Board of Directors on February 8, 2018.